Restricted Net Assets	12 Months Ended
Dec. 31, 2011
Restricted Net Assets [Abstract]
RESTRICTED NET ASSETS

21. RESTRICTED NET ASSETS

Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s VIE subsidiaries can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to statutory reserves. The statutory general reserve fund requires annual appropriations of 10% of net after-tax income to be set aside prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries and affiliates are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion amounted to approximately $56.1 million, or 110.3% of the Company’s total consolidated net assets as of December 31, 2011. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries and affiliates for working capital and other funding purposes as all business is principally conducted inside the PRC, the Company may in the future require additional cash resources from our PRC subsidiaries and affiliates due to changes in business conditions, to fund future acquisitions and developments, or merely to declare and pay dividends to or distributions to the Company’s ordinary shareholders. Accordingly, the Company has included Schedule I in accordance with Regulation S-X promulgated by the United States Securities and Exchange Commission.

KU6 MEDIA CO., LTD. (FOMERLY KNOWN AS HURRAY! HOLDING CO., LTD.)

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE I

BALANCE SHEET

	December 31, 2010	December 31, 2011
	(in U.S. dollars, except number of shares)
Assets
Current assets:
Cash	11,048,500	7,754,457
Prepaid expenses and other current assets	241,017	434,230
Amount due from related parties	3,841,766	19,534,641

Total current assets	15,131,283	27,723,328
Investments in subsidiaries and variable interest entities	31,959,213	27,155,056

Total assets	47,090,496	54,878,384

Liabilities and shareholders’ equity
Accrued expenses and other current liabilities	1,266,380	942,423
Amounts due to subsidiaries and variable interest entities	77,833	2,707,933
Amount due to related parties	—	375,000

Total current liabilities	1,344,213	4,025,356

Shareholders’ equity:
Ordinary shares ($0.00005 par value; 12,000,000,000 shares authorized; 3,481,174,498 and 5,019,786,036 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	174,008	250,939
Additional paid-in capital	130,100,153	184,874,259
Accumulated deficit	(83,105,464)	(132,449,371)
Accumulated other comprehensive income (loss)	(1,422,414)	(1,822,799)

Total shareholders’ equity	45,746,283	50,853,028

Total liabilities and shareholders’ equity	47,090,496	54,878,384

KU6 MEDIA CO., LTD. (FOMERLY KNOWN AS HURRAY! HOLDING CO., LTD.)

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE I

STATEMENT OF OPERATIONS

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	(in U.S. dollars, except number of shares)
Operating expenses:
Product development	—	150,584	603,879
Selling and marketing	118,521	160,231	(31,880)
General and administrative	5,520,453	4,072,134	2,433,905

Total operating expenses	5,638,974	4,382,949	3,005,904

Loss from operations	(5,638,974)	(4,382,949)	(3,005,904)
Interest income	355,616	9,404	112,416
Interest expense	—	—	(375,000)
Other income	—	205,043	—
Foreign exchange loss (gain)	1,085	(38,767)	(9)
Gain from disposal of subsidiary	221,899	—	—
Equity in loss of subsidiaries, VIEs and affiliate	(18,334,487)	(47,302,995)	(46,075,410)

Net loss	(23,394,861)	(51,510,264)	(49,343,907)

KU6 MEDIA CO., LTD. (FOMERLY KNOWN AS HURRAY! HOLDING CO., LTD.)

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE I

STATEMENTS OF CASH FLOWS

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	(In U.S. dollars)
Operating activities:
Net loss	(23,394,861)	(51,510,264)	(49,343,907)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	169,310	1,891,931	1,231,919
Stock-based compensation cost in relation to disposition of Yisheng	—	—	522,251
Equity in profit of subsidiary companies	18,334,487	47,302,995	46,075,410
Gain from disposal of subsidiary	(221,899)	—	—
Prepaid expenses and other current assets	40,047	(106,581)	(193,214)
Amount due from related parties	—	(942,919)	(1,692,875)
Other payables and accruals	1,008,149	4,738	(323,957)
Amounts due to subsidiaries and variable interest entities	34,929	2,381	(77,833)
Amounts due to related parties	—	—	375,000

Net cash provided by (used in) operating activities	(4,029,838)	(3,357,719)	(3,427,206)

Investing activities:
Decrease/(Increase) of short-term investments	(10,000,000)	10,000,000	—
Proceeds from disposal of subsidiary	268,759	37,243,901	—
Loan to subsidiaries	—	(53,418,876)	(5,762,569)
Loan to related parties	—	(3,200,000)	(14,108,019)
Investment in subsidiary	(2,000,000)	—	(30,000,000)
Purchase of equity affiliate	—	—	—

Net cash used in investing activities	(11,731,241)	(9,374,975)	(49,870,588)

Financing activities:
Proceeds from exercise of options	2,500	20,350	3,750
Proceeds from issuance of ordinary shares to Shanda	—	—	50,000,000
Proceeds from issuance of Convertible Bond to Shanda	—	—	50,000,000
Cash paid for redemption of Convertible Bond to Shanda	—	—	(50,000,000)

Net cash provided by financing activities	2,500	20,350	50,003,750

Effect of exchange rate changes on cash and cash equivalents	—	—	—
Net decrease in cash and cash equivalents	(15,758,579)	(12,712,344)	(3,294,043)
Cash and cash equivalents, beginning of year	39,519,423	23,760,844	11,048,500

Cash and cash equivalents, end of the year	23,760,844	11,048,500	7,754,457

Note

Basis for Preparation

The Financial Information of the Parent Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company has used the equity method to account for its investment in its subsidiaries and its variable interest entities.